STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - .8%
Gentherm	53,641	[a]	4,529,982
Thor Industries	15,672		1,656,687
Visteon	14,805	[a]	1,568,146
			7,754,815
Banks - 8.6%
BankUnited	137,241		5,440,233
Banner	38,906		2,228,536
Central Pacific Financial	108,701		2,909,926
Columbia Banking System	82,739		2,718,804
CVB Financial	74,897		1,431,282
Essent Group	182,815		7,601,448
First Bancorp	494,179		6,567,639
First Bancorp	57,719		2,565,032
First Hawaiian	76,302		2,002,928
First Interstate BancSystem, Cl. A	180,458		7,362,686
First Merchants	80,744		3,220,878
HarborOne Bancorp	134,432		1,867,260
Heritage Commerce	190,237		2,084,998
Heritage Financial	51,377		1,203,763
National Bank Holdings, Cl. A	29,705		1,266,027
Old National Bancorp	177,691		3,138,023
Seacoast Banking Corp. of Florida	108,061		3,649,220
Silvergate Capital, Cl. A	33,781	[a]	6,907,539
South State	25,455		1,989,054
Synovus Financial	121,048		5,482,264
UMB Financial	43,531		4,378,348
United Community Bank	94,218		3,228,851
Webster Financial	71,005		3,826,459
			83,071,198
Capital Goods - 15.2%
AerCap Holdings	48,229	[a]	2,702,753
Aerojet Rocketdyne Holdings	32,917	[a]	1,383,831
AeroVironment	30,885	[a]	2,494,273
APi Group	111,333	[a]	2,595,172
Armstrong World Industries	54,129		5,736,050
Array Technologies	428,921	[a,b]	7,727,012
Astec Industries	39,511		2,476,549
Astra Space	140,881	[a,b]	1,545,465
Construction Partners, Cl. A	201,684	[a]	6,966,165

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Capital Goods - 15.2% (continued)
Curtiss-Wright	16,093		2,024,821
Dycom Industries	42,704	[a]	3,991,970
EMCOR Group	29,918		3,570,414
Energy Recovery	263,899	[a]	5,607,854
EnerSys	83,110		6,157,620
Fluor	598,982	[a,b]	13,243,492
Gibraltar Industries	87,630	[a]	5,950,077
GrafTech International	758,136		8,832,284
Granite Construction	76,913	[b]	2,990,377
Hyster-Yale Materials Handling	18,794		737,852
Kornit Digital	43,900	[a]	6,800,549
Lindsay	13,895		2,022,000
Matrix Service	384,711	[a]	3,343,139
Maxar Technologies	122,308		3,367,139
Mercury Systems	97,072	[a]	4,751,674
MSC Industrial Direct, Cl. A	31,960		2,515,252
Regal Rexnord	17,445		2,758,054
Ribbit LEAP	15,189	[a]	163,737
SiteOne Landscape Supply	14,578	[a,b]	3,503,968
Spirit AeroSystems Holdings, Cl. A	72,307		2,737,543
Terex	56,373		2,389,088
The AZEK Company	40,602	[a]	1,592,410
The Gorman-Rupp Company	29,117		1,258,728
Titan Machinery	131,115	[a]	4,358,263
Triumph Group	57,630	[a]	965,879
Valmont Industries	15,908		3,802,489
Wabash National	423,852		7,078,328
WESCO International	47,269	[a]	5,867,501
Zurn Water Solutions	26,378		924,549
			146,934,321
Commercial & Professional Services - 2.6%
CACI International, Cl. A	17,222	[a]	4,467,903
Huron Consulting Group	58,228	[a]	2,660,437
KBR	169,862		7,473,928
Korn Ferry	37,676		2,740,552
Li-Cycle Holdings	143,560	[a]	1,790,193
The Brink's Company	46,241		2,828,100
U.S. Ecology	102,670	[a]	3,497,967
			25,459,080
Consumer Durables & Apparel - 3.5%
Callaway Golf	235,356	[a]	6,345,198
Capri Holdings	72,762	[a]	4,308,966
Cavco Industries	12,903	[a]	3,838,513
GoPro, Cl. A	611,593	[a]	6,115,930

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Consumer Durables & Apparel - 3.5% (continued)
Helen of Troy	8,071	[a]	1,941,076
Meritage Homes	27,991	[a]	3,159,064
Oxford Industries	18,352		1,753,350
Skechers USA, CI. A	80,461	[a]	3,614,308
YETI Holdings	30,596	[a]	2,819,727
			33,896,132
Consumer Services - 4.0%
Bally's	32,486	[a]	1,245,513
Bloomin‘ Brands	172,171	[a]	3,042,262
Cracker Barrel Old Country Store	17,228		2,102,161
European Wax Center, Cl. A	70,914	[a]	1,912,551
Houghton Mifflin Harcourt	939,690	[a]	14,621,576
Membership Collective Group, Cl. A	141,190	[a,b]	1,753,580
OneSpaWorld Holdings	138,540	[a]	1,306,432
Papa John's International	35,633		4,344,375
Planet Fitness, Cl. A	97,425	[a]	7,958,648
			38,287,098
Diversified Financials - 2.1%
Cohen & Steers	26,514		2,380,162
Federated Hermes	150,561		5,075,411
LPL Financial Holdings	25,796		4,065,708
MarketWise	153,266	[a,b]	1,092,787
PJT Partners, Cl. A	57,999		4,412,564
PROG Holdings	15,494	[a]	699,089
WisdomTree Investments	337,215		2,070,500
			19,796,221
Energy - 4.3%
Cactus, Cl. A	220,603		8,052,009
Chesapeake Energy	41,205		2,453,346
CNX Resources	571,789	[a]	7,799,202
Comstock Resources	272,965	[a]	2,208,287
EQT	347,599	[a]	6,753,849
Helix Energy Solutions Group	693,798	[a,b]	2,109,146
PBF Energy, Cl. A	380,847	[a]	4,772,013
Viper Energy Partners	320,519		6,910,390
			41,058,242
Food & Staples Retailing - 1.3%
Grocery Outlet Holding	214,019	[a]	6,197,990
The Chefs' Warehouse	207,126	[a]	6,435,405
			12,633,395
Food, Beverage & Tobacco - 1.2%
AppHarvest	143,851	[a,b]	720,694
Calavo Growers	28,734		1,164,876
Fresh Del Monte Produce	55,468		1,373,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Food, Beverage & Tobacco - 1.2% (continued)
Freshpet	45,467	[a]	4,911,345
J&J Snack Foods	12,639		1,726,235
The Hain Celestial Group	49,356	[a]	1,946,107
			11,842,645
Health Care Equipment & Services - 8.5%
1Life Healthcare	302,305	[a]	4,815,719
Acadia Healthcare	126,596	[a]	7,110,897
Accolade	3,623	[a]	93,002
Apria	300,640	[a]	8,457,003
AtriCure	35,671	[a]	2,261,541
Evolent Health, Cl. A	304,059	[a,b]	7,905,534
Health Catalyst	159,415	[a]	6,917,017
Innovage Holding	191,290	[a]	1,524,581
iRhythm Technologies	74,284	[a]	7,844,390
ModivCare	32,412	[a]	4,441,416
Nevro	13,063	[a]	1,137,526
NuVasive	100,337	[a]	4,822,196
Oak Street Health	898	[a,b]	27,793
Omnicell	12,378	[a]	2,190,906
Outset Medical	32,116	[a,b]	1,522,298
Privia Health Group	261,795	[a,b]	6,047,464
R1 RCM	325,364	[a]	7,750,170
SOC Telemed	1,090,483	[a]	2,213,680
Teladoc Health	16,233	[a]	1,643,591
TransMedics Group	169,606	[a]	3,738,116
			82,464,840
Household & Personal Products - 1.0%
Inter Parfums	63,747		5,598,899
Spectrum Brands Holdings	35,207		3,524,221
			9,123,120
Insurance - 1.7%
BRP Group, Cl. A	198,091	[a]	7,337,291
Palomar Holdings	34,129	[a]	2,494,147
Selective Insurance Group	39,982		3,020,240
The Hanover Insurance Group	28,391		3,456,604
			16,308,282
Materials - 4.5%
Alamos Gold, Cl. A	1,013,478		7,742,972
Carpenter Technology	66,654		1,831,652
Constellium	184,514	[a]	3,241,911
Hecla Mining	371,032		2,055,517
IAMGOLD	728,960	[a]	2,252,486
Largo	186,847	[a]	1,795,600
Livent	70,747	[a,b]	2,142,927

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Materials - 4.5% (continued)
Materion	27,215		2,304,022
MP Materials	217,574	[a,b]	9,560,202
Schnitzer Steel Industries, Cl. A	47,708		2,294,755
Summit Materials, Cl. A	115,648	[a]	4,313,670
Tronox Holdings, Cl. A	175,412		3,857,310
			43,393,024
Media & Entertainment - 3.1%
Cardlytics	45,254	[a,b]	3,058,265
Eventbrite, Cl. A	458,902	[a,b]	6,929,420
EverQuote, Cl. A	14,379	[a]	189,515
Genius Sports	94,908	[a,b]	902,575
Gray Television	112,793		2,325,792
IMAX	179,139	[a]	2,954,002
John Wiley & Sons, Cl. A	28,543		1,483,665
Lions Gate Entertainment, Cl. A	139,609	[a,b]	2,045,272
Lions Gate Entertainment, Cl. B	143,842	[a]	1,963,443
Manchester United, Cl. A	86,222	[b]	1,328,681
Scholastic	51,480		1,937,707
TEGNA	140,810		2,780,997
TrueCar	467,557	[a]	1,538,263
			29,437,597
Pharmaceuticals Biotechnology & Life Sciences - 8.3%
10X Genomics, CI. A	16,277	[a]	2,487,288
Adaptive Biotechnologies	27,922	[a]	728,485
Alkermes	328,267	[a]	7,195,613
Arena Pharmaceuticals	89,654	[a]	4,885,246
Ascendis Pharma, ADR	7,747	[a]	1,061,494
Beam Therapeutics	22,019	[a]	1,742,804
Biohaven Pharmaceutical Holding	42,836	[a]	4,807,913
Blueprint Medicines	17,221	[a]	1,656,660
CareDx	28,305	[a]	1,221,078
Cerevel Therapeutics Holdings	133,476	[a]	4,163,116
Crinetics Pharmaceuticals	98,368	[a]	2,687,414
Denali Therapeutics	32,346	[a]	1,496,326
Edgewise Therapeutics	66,917	[a,b]	1,165,694
Generation Bio	142,727	[a]	2,450,623
Iovance Biotherapeutics	68,893	[a]	1,289,677
Kymera Therapeutics	24,622	[a]	1,367,013
MeiraGTx Holdings	41,163	[a]	727,762
NanoString Technologies	54,087	[a]	2,222,976
Natera	42,565	[a]	3,892,995
NeoGenomics	40,588	[a]	1,390,545
Pacific Biosciences of California	57,095	[a]	1,325,175
PTC Therapeutics	57,313	[a]	2,129,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.3% (continued)
Quanterix	173,469	[a]	6,933,556
Sarepta Therapeutics	44,781	[a]	3,618,753
Twist Bioscience	28,785	[a]	2,748,967
Ultragenyx Pharmaceutical	43,535	[a]	3,275,138
uniQure	38,643	[a]	1,076,208
Vanda Pharmaceuticals	124,044	[a]	2,009,513
Xenon Pharmaceuticals	293,275	[a]	7,830,442
Zogenix	88,566	[a]	996,368
			80,584,593
Real Estate - 5.2%
Agree Realty	48,160	[c]	3,253,690
Colliers International Group	43,169	[b]	5,842,924
CoreSite Realty	28,809	[c]	4,927,779
Equity Commonwealth	64,065	[a,c]	1,630,454
Highwoods Properties	38,326	[c]	1,655,683
Newmark Group, Cl. A	274,299		4,405,242
Pebblebrook Hotel Trust	180,968	[c]	3,791,280
Physicians Realty Trust	231,648	[c]	4,130,284
Potlatchdeltic	69,013	[c]	3,736,364
Rayonier	68,529	[c]	2,588,340
Redfin	106,775	[a,b]	4,344,675
STAG Industrial	42,743	[c]	1,862,740
Sunstone Hotel Investors	264,800	[a,c]	2,878,376
Terreno Realty	32,218	[c]	2,453,401
Urban Edge Properties	177,392	[c]	3,056,464
			50,557,696
Retailing - 2.1%
American Eagle Outfitters	68,413		1,771,213
Bed Bath & Beyond	84,730	[a,b]	1,553,101
Designer Brands, Cl. A	55,543	[a]	759,828
Funko, Cl. A	96,946	[a]	1,584,098
Guess?	86,935		1,960,384
National Vision Holdings	67,377	[a,b]	3,236,791
Nordstrom	41,288	[a]	874,067
Ollie's Bargain Outlet Holdings	25,865	[a,b]	1,600,785
Party City Holdco	827,399	[a]	4,550,694
Urban Outfitters	62,398	[a]	1,976,145
			19,867,106
Semiconductors & Semiconductor Equipment - 3.1%
Diodes	88,631	[a]	9,425,907
MaxLinear	144,805	[a]	9,749,721
Power Integrations	41,587		4,159,948
Semtech	65,325	[a]	5,596,393

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Semiconductors & Semiconductor Equipment - 3.1% (continued)
SkyWater Technology	57,169	[a,b]	1,069,632
			30,001,601
Software & Services - 8.6%
A10 Networks	176,760		2,725,639
AvidXchange Holdings	55,263	[a,b]	1,180,418
ChannelAdvisor	392,902	[a]	9,826,479
Everbridge	64,188	[a,b]	7,280,203
Flywire	9,034	[a,b]	367,142
HubSpot	14,116	[a]	11,390,342
MAXIMUS	37,197		2,806,514
nCino	24,814	[a]	1,541,446
Paya Holdings	664,610	[a]	4,280,088
Progress Software	73,767		3,574,011
Rapid7	76,048	[a,b]	9,434,515
Shift4 Payments, Cl. A	47,137	[a,b]	2,452,067
Twilio, Cl. A	24,883	[a]	7,120,270
Verint Systems	57,062	[a]	2,715,581
WM Technology	136,227	[a]	976,748
Zendesk	36,169	[a]	3,693,217
Zuora, Cl. A	587,482	[a]	11,638,018
			83,002,698
Technology Hardware & Equipment - 3.9%
ADTRAN	459,721		9,369,114
Arlo Technologies	386,901	[a]	2,998,483
Calix	102,671	[a]	6,874,850
Extreme Networks	736,236	[a]	9,939,186
Lumentum Holdings	36,454	[a,b]	3,163,114
NETGEAR	34,775	[a]	929,884
nLight	149,284	[a]	3,715,679
Ondas Holdings	93,797	[a,b]	713,795
			37,704,105
Telecommunication Services - .3%
Bandwidth, Cl. A	43,592	[a,b]	3,123,803
Transportation - 1.0%
SkyWest	256,051	[a]	10,029,518
Utilities - 2.7%
Avista	49,545		1,907,978
Chesapeake Utilities	19,037		2,424,552
Clearway Energy, Cl. C	192,830		7,196,416
NextEra Energy Partners	76,682	[b]	6,521,804
NorthWestern	46,434		2,567,800
Portland General Electric	58,251		2,835,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Utilities - 2.7% (continued)
Southwest Gas Holdings		41,897		2,757,242
				26,210,868
Total Common Stocks (cost $763,921,651)				942,541,998
	1-Day Yield (%)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $25,559,027)	0.06	25,559,027	[d]	25,559,027

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $25,245,941)	0.06	25,245,941	[d]	25,245,941
Total Investments (cost $814,726,619)		102.8%		993,346,966
Liabilities, Less Cash and Receivables		(2.8%)		(27,194,968)
Net Assets		100.0%		966,151,998

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $78,877,770 and the value of the collateral was $82,514,256, consisting of cash collateral of $25,245,941 and U.S. Government & Agency securities valued at $57,268,315. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	942,541,998	-	-	942,541,998
Investment Companies	50,804,968	-	-	50,804,968

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $178,620,347, consisting of $230,012,947 gross unrealized appreciation and $51,392,600 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.